Subsequent Events (Details) - Forecast [Member] - USD ($)	Feb. 05, 2025	Dec. 20, 2024	Dec. 31, 2024
Subsequent Events [Line Items]
Ordinary units		2,500,000
Ordinary share	1	1
Ordinary share par value (in Dollars per share)	$ 0.0005	$ 0.0005
Share capital increase (in Dollars)	$ 50,000
Authorized share capital	100,000,000
Authorized ordinary shares	100,000,000
Authorized capital amount (in Dollars)	$ 250,000
Series A Warrant [Member]
Subsequent Events [Line Items]
Ordinary share		1
Series B Warrant [Member]
Subsequent Events [Line Items]
Ordinary share		1
China Citic Bank [Member]
Subsequent Events [Line Items]
Borrowing (in Dollars)			$ 5,984,952
Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary share par value (in Dollars per share)	$ 0.0005
Share capital increase (in Dollars)	$ 250,000
Authorized share capital	500,000,000
Ordinary share	14,591,942
Authorized ordinary shares	385,408,058
Class B Ordinary Share [Member]
Subsequent Events [Line Items]
Ordinary share	1
Ordinary share par value (in Dollars per share)	$ 0.0005
Ordinary share	100,000,000
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary share	1
Ordinary share par value (in Dollars per share)	$ 0.0005
Authorized share capital	400,000,000
Authorized capital amount (in Dollars)	$ 250,000